Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	May 31, 2023
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST
CIK	dei_EntityCentralIndexKey	0000856517
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jul. 26, 2023
Effective Date	dei_DocumentEffectiveDate	Jul. 27, 2023
Prospectus Date	rr_ProspectusDate	Jul. 31, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Federated Hermes Municipal Obligations Fund | AS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOTXX
Federated Hermes Municipal Obligations Fund | IV
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOIXX
Federated Hermes Municipal Obligations Fund | WS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOFXX
Federated Hermes Municipal Obligations Fund | SS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOSXX
Federated Hermes Municipal Obligations Fund | CII
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MODXX
Federated Hermes Municipal Obligations Fund | CS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFSXX
Federated Hermes Municipal Obligations Fund | CAP
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFCXX
Federated Hermes Tax-Free Obligations Fund | WS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TBIXX
Federated Hermes Tax-Free Obligations Fund | AVR
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TBVXX
Federated Hermes Tax-Free Obligations Fund | SS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TBSXX